[LOGO OMITTED]   RIVERPARK
                 FUNDS

SUMMARY PROSPECTUS

RIVERPARK SHORT TERM HIGH YIELD FUND
    Retail Class Shares
    Institutional Class Shares
SEPTEMBER 28, 2010

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Before you invest, you may want to review the Fund's prospectus, which contains more information about the Fund and its risks. You can find the Fund's prospectus and other information about the Fund online at http://www.riverparkfunds.com. You may also obtain this information at no cost by calling 1-888-564-4517 or by sending an e-mail request to riverparkfunds@seic.com. The Fund's prospectus and statement of additional information, both dated September 28, 2010, are incorporated by reference into this Summary Prospectus.
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INVESTMENT OBJECTIVE
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The RiverPark Short Term High Yield Fund ("RiverPark Short Term" or the "Fund")
seeks high current income and capital appreciation consistent with the preservation of capital.


FEES AND EXPENSES OF THE FUND
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This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (fees paid directly from your investment)                RETAIL  INSTITUTIONAL
-------------------------------------------------------------------------------------------------
     MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES                      None       None
     MAXIMUM DEFERRED SALES CHARGE (LOAD)                                  None       None
     MAXIMUM SALES CHARGE (LOAD) IMPOSED ON REINVESTED DIVIDENDS           None       None
     REDEMPTION FEE                                                        None       None

                                                                     ----------------------------

                                                                          RETAIL INSTITUTIONAL

ANNUAL PORTFOLIO OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
     MANAGEMENT FEES                                                       0.65%      0.65%
     DISTRIBUTION AND SERVICE (12B-1) FEES                                 NONE       NONE
     OTHER EXPENSES(1)                                                     2.00%      1.75%
                                                                          ------    -------
     TOTAL ANNUAL FUND OPERATING EXPENSES                                  2.65%      2.40%
     FEE WAIVER AND/OR EXPENSE REIMBURSEMENT(2)                           (1.40%)   (1.40%)
                                                                          ------    -------
     TOTAL ANNUAL FUND OPERATING EXPENSES AFTER FEE WAIVER AND/OR
     EXPENSE REIMBURSEMENTS                                                1.25%      1.00%

1) Other Expenses are based on estimated amounts for the Fund's current fiscal year and include administration, transfer agency, sub-transfer agency, custodian and shareholder servicing fees.
(2) RiverPark Advisors, LLC, the Fund's investment adviser (the "Adviser"), has agreed contractually to waive its fees and to reimburse expenses of the Fund to the extent necessary to ensure that operating expenses (excluding interest, brokerage commissions, dividends on short sales and interest expense on securities sold short, acquired fund fees and expenses and extraordinary expenses) do not exceed, on an annual basis, 1.00% for the Institutional and 1.25% for the Retail Class Shares of the Fund's average net assets. Subject to annual approval by the Board of Trustees of RiverPark Funds Trust, this arrangement will remain in effect unless and until the Board of Trustees approves its modification or termination or the Adviser notifies the Funds at least 30 days prior to the annual approval of its determination not to continue the agreement. This agreement may be terminated with 90 days notice by a majority of the independent members of the Board or a majority of the Fund's outstanding shares.

EXAMPLE
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

                     ---------------------------------------
                                           1 YEAR    3 YEARS
                     ---------------------------------------
                     Retail                 $127       $690
                     ---------------------------------------
                     Institutional          $102       $614
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PRINCIPAL INVESTMENT STRATEGIES
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RiverPark Short Term seeks high current income and capital appreciation consistent with the preservation of capital by investing in short term debt, preferred stock, convertible bonds, bank loans and high yield bonds ("Securities"), such as securities issued by the U.S. Government, its agencies and instrumentalities, or corporate bonds or notes that Cohanzick Management, LLC ("Cohanzick"), RiverPark Short Term's sub-adviser, deems appropriate for the Fund's investment objective. Under normal circumstances, RiverPark Short Term will invest no less than 80% of its net assets in high yield securities, also known as "junk bonds," rated BB or below by a Rating Agency or, if unrated, determined by Cohanzick to be of comparable quality. The Fund will maintain a dollar-weighted average maturity of no more than three years. However, the Fund may invest up to 25% of its assets in Securities having a maturity date in excess of three years, provided, that, at the time of purchasing such Securities, Cohanzick reasonably believes that a Qualifying Feature (as described below) will cause such Securities to be redeemed in three years or less. "Qualifying Feature" means any of the following: (a) an announcement of an event of the issuer, such as an issuer announcement of an early redemption; (b) a relevant contractual feature of the Security, such as provisions allowing holders a mandatory put date; (c) a specific attribute of such Security such as contractual sinking fund requirements and/or cash flow sweeps; or (d) the Security has floating rate coupons.

In addition to considering economic factors such as the effect of interest rates on RiverPark Short Term's investments, Cohanzick applies a "bottom up" approach in choosing investments. This means that Cohanzick looks at income-producing securities one at a time to determine if a security is an attractive investment opportunity and if it is consistent with the Fund's investment objective. If Cohanzick is unable to find such investments, the Fund's uninvested assets may be held in cash or similar investments, subject to the Fund's specific investment objective. Securities are generally held in the Fund's portfolio until maturity, however, a security may be sold prior to maturity if market conditions create an opportunity to sell. For example, a security may be sold prior to maturity in light of a corporate action or announcement effecting the issuer. In addition, a security may be purchased at a discount and sold prior to maturity to deliver capital appreciation to the Fund, under circumstances where Cohanzick expects interest rates to decline or an announcement affecting the issuer positively.

PRINCIPAL RISKS
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RiverPark Short Term is subject to a number of risks that may affect the value of its shares and cause you to lose money, including:

NO OPERATING HISTORY RISK. The Fund is an open-end investment company with no history of operations. The Fund is designed for long-term investors and not as a trading vehicle.

RISKS OF INVESTING IN FIXED INCOME SECURITIES. The Fund will invest a significant portion of its assets in fixed income securities. Fixed income securities are subject to credit risk and market risk, including interest rate risk. Credit risk is the risk of the issuer's inability to meet its principal and interest payment obligations. Market risk is the risk of price volatility due to such factors as interest rate sensitivity, market perception of the creditworthiness of the issuer and general market liquidity. There is no limitation on the maturities of fixed income securities in which the Fund invests. Securities having longer maturities generally involve greater risk of fluctuations in value resulting from changes in interest rates.

     INTEREST RATE RISK. The prices of securities in general and fixed-income securities in particular tend to be sensitive to interest rate fluctuations. Unexpected fluctuations in interest rates can result in significant changes in the prices of fixed-income securities. In addition, interest rate increases generally will increase the interest carrying costs of borrowed securities and leveraged investments. To the extent that interest rate assumptions underlie the hedge ratios implemented in hedging a particular position, fluctuations in interest rates could invalidate those underlying assumptions and expose a Fund's assets to losses. Interest rate sensitivity is generally more pronounced and less predictable in instruments with uncertain payment or prepayment schedules.

     CREDIT RISK. Debt portfolios are subject to credit risk. Credit risk refers to the likelihood that an issuer will default in the payment of principal and/or interest on an instrument. Financial strength and solvency of an issuer are the primary factors influencing credit risk. In addition, lack or inadequacy of collateral or credit enhancement for a debt instrument may affect its credit risk. Credit risk may change over the life of an instrument, and debt obligations which are rated by rating agencies are often reviewed and may be subject to downgrade.

BELOW INVESTMENT GRADE SECURITIES RISKS. RiverPark Short Term will invest in fixed-income instruments which are or are deemed to be the equivalent in terms of quality to securities rated below investment grade by Moody's Investors Service, Inc. and Standard & Poor's Corporation and accordingly involve great risk. Such securities are regarded as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligations and involve major risk to adverse conditions. These securities offer higher returns than bonds with higher ratings as compensation for holding an obligation of an issuer perceived to be less creditworthy. The market prices of such securities are also subject to abrupt and erratic market movements and above-average price volatility, and the spread between the bid and asked prices of such securities may be greater than those prevailing in other securities markets. Changes in economic conditions or developments regarding issuers of non-investment grade debt securities are more likely to cause price volatility and weaken the capacity of such issuers to make principal and interest payments than is the case for higher grade debt securities. In addition, the market for lower grade debt securities may be thinner and less active than for higher grade debt securities.

HIGH-YIELD SECURITIES RISKS. RiverPark Short Term will invest principally in high-yield securities. Such securities are generally not exchange traded and, as a result, these instruments trade in a smaller secondary market than exchange-traded bonds. In addition, the Fund will invest in bonds of issuers that do not have publicly traded equity securities, making it more difficult to hedge the risks associated with such investments. High-yield securities that are below investment grade or unrated face ongoing uncertainties and exposure to adverse business, financial or economic conditions which could lead to the issuer's inability to meet timely interest and principal payments. The market values of certain of these lower-rated and unrated debt securities tend to reflect individual corporate developments to a greater extent than do higher-rated securities, which react primarily to fluctuations in the general level of interest rates, and tend to be more sensitive to economic conditions than are higher-rated securities. Companies that issue such securities are often highly leveraged and may not have available to them more traditional methods of financing. It is possible that a major economic recession could disrupt severely the market for such securities and may have an adverse impact on the value of such securities. In addition, it is possible that any such economic downturn could adversely affect the ability of the issuers of such securities to repay principal and pay interest thereon and increase the incidence of default of such securities.

RISKS ASSOCIATED WITH INVESTMENTS IN DISTRESSED SECURITIES. The Fund may invest in securities of companies that are experiencing significant financial or business difficulties, including companies involved in bankruptcy or other reorganization and liquidation proceedings. Although such investments may result in significant returns to the Fund, they involve a substantial degree of risk. Any one or all of the issuers of the securities in which the Fund may invest may be unsuccessful or not show any return for a considerable period of time. The level of analytical sophistication, both financial and legal, necessary for successful investment in companies experiencing significant business and financial difficulties is unusually high. There is no assurance that the Fund's sub-adviser will correctly evaluate the value of the assets collateralizing the Fund's loans or the prospects for a successful reorganization or similar action. Unless the Fund's loans are most senior, in any reorganization or liquidation proceeding relating to a company in which the Fund invests, the Fund may lose its entire investment or may be required to accept cash or securities with a value less than the Fund's original investment. Under such circumstances, the returns generated from the Fund's investments in distressed securities may not adequately compensate for the risks assumed. In addition, there is no minimum credit standard that is a prerequisite to the Fund's investment in any instrument, and a significant portion of the obligations and preferred stock in which the Fund invests may be less than investment grade.

FOREIGN SECURITIES RISK. The Fund may invest in foreign securities, including direct investments in securities of foreign issuers and investments in depositary receipts (such as ADRs) that represent indirect interests in securities of foreign issuers. These investments involve certain risks not generally associated with investments in securities of U.S. issuers. Public information available concerning foreign issuers may be more limited than would be with respect to domestic issuers. Different accounting standards may be used by foreign issuers, and foreign trading markets may not be as liquid as U.S. markets. Foreign securities also involve such risks as currency fluctuation risk, delays in transaction settlements, possible imposition of withholding or confiscatory taxes, possible currency transfer restrictions, and the difficulty of enforcing obligations in other countries. With any investment in foreign securities, there exist certain economic, political and social risks, including the risk of adverse political developments, nationalization, confiscation without fair compensation and war.

MANAGEMENT RISK. Management risk means that the Adviser's or sub-adviser's security selections and other investment decisions might produce losses or cause the Fund to under perform when compared to other funds with similar investment goals.

PORTFOLIO TURNOVER RISK. It is expected that the Fund's portfolio turnover rate will be approximately 250%. This higher portfolio turnover is primarily attributable to the short-term nature of the securities in which the Fund will invest. The Fund will incur higher transaction costs associated with a higher portfolio turnover rate.

RECENT MARKET EVENTS RISK. Recent unprecedented turbulence in financial markets and reduced liquidity in credit and fixed income markets may negatively affect many issuers worldwide, which may have an adverse effect on the Fund.

See "Description of Principal Risks" beginning on page 29 of the Prospectus for a discussion of each of these risks.

PERFORMANCE
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Because the Fund has not begun operations, performance information is not yet available. Annual performance returns provide some indication of the risks of investing in the Fund by showing changes in performance from year to year. Comparison of Fund performance to an appropriate index indicates how the Fund's average annual returns compare with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is no guarantee of future results. Once available, updated performance information will be available by calling 888-564-4517 or by visiting the Fund's website at www.riverparkfunds.com.

MANAGEMENT
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INVESTMENT ADVISER
RiverPark Advisors, LLC acts as the investment adviser for RiverPark Short
Term.

SUB-ADVISER
Cohanzick Management, LLC acts as the sub-adviser for RiverPark Short Term.

PORTFOLIO MANAGER
David K. Sherman is the portfolio manager for RiverPark Short Term. Mr. Sherman has been associated with Cohanzick since 1997 and will become the portfolio manager of the Fund upon commencement of operations.

PURCHASE AND SALE OF FUND SHARES
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You may purchase, redeem or exchange Fund shares on any business day by written request by mail (RiverPark Funds, P.O. Box 219008, Kansas City, MO 64121-9008), by wire transfer, by telephone at 888-564-4517, or through a financial intermediary. The minimum initial investment in the Retail Class Shares is $1,000. The minimum initial investment in the Institutional Class Shares is $1 million. There is no minimum for subsequent investments if payment is mailed by check; otherwise the minimum is $100. Transactions received, in good order, before the close of trading on the New York Stock Exchange (usually 4:00 p.m. Eastern Time) receive the next calculated net asset value.

TAX INFORMATION
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The Fund's distributions will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES
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If you purchase Fund shares through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create conflicts of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your financial planner or visit your financial intermediary's website for more information.

















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